Unit-based Compensation - Summary of VAP Units outstanding and vested - Parenthetical (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 26, 2022	Mar. 27, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Schedule of Share based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Share based compensation by share based award equity instruments other than options unallocated share based compensation					$ 1.2
Share based compensation by share based award remaining period of recognition					2 years
Officers Employees And Directors [Member] | Value Appreciation Rights [Member]
Schedule of Share based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Allocated share based compensation	$ 0.9	$ 0.1	$ 1.1	$ 0.1	$ 11.6	$ 0.1	$ 0.0
Share based compensation by share based award equity instruments other than options unallocated share based compensation	$ 0.4		$ 0.4
Share based compensation by share based award remaining period of recognition			1 year 6 months